Schedule of other non-current assets (Details) (Parenthetical)		Mar. 31, 2026 USD ($)	Oct. 17, 2025 USD ($)	Oct. 17, 2025 HKD ($)	Mar. 31, 2025 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
[custom:TotalContractConsideration-0]			$ 688,485	$ 5,372,800
[custom:AdvancePaymentPercentage-0]			50.00%	50.00%
[custom:PrepaidServiceFees-0]	[1]	$ 306,793

[1]	On October 17, 2025, the Company entered into an 18-month agreement with a third-party vendor to provide IT system consulting and development services. Pursuant to the agreement, the total contract consideration was HK$5,372,800 (approximately US$688,485), with 50% payable as an advance payment upon signing. Upon project completion, all intellectual property rights and source code will be transferred to and solely owned by the Company. As of March 31, 2026, the Company had paid an initial deposit of US$306,793. As of March 31, 2026, the project has been officially launched but remains in progress. Since the amount will be capitalized as intangible assets once the software is available for use, the amount paid is classified within other non-current assets.